Description of the Business and Segment Information	12 Months Ended
Oct. 03, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business and Segment Information	Description of the Business and Segment Information
The Walt Disney Company, together with the subsidiaries through which businesses are conducted (the Company), is a diversified worldwide entertainment company with operations in the Disney Media and Entertainment Distribution (DMED) and Disney Parks, Experiences and Products (DPEP) segments.
The terms “Company”, “we”, “our” and “us” are used in this report to refer collectively to the parent company and the subsidiaries through which various businesses are conducted. The term “TWDC” is used to refer to the parent company.
Media and Entertainment Reorganization
In October 2020, the Company reorganized its media and entertainment operations, which were previously reported in three segments: Media Networks, Studio Entertainment and Direct-to-Consumer & International. Under this reorganization, a single group is responsible for distributing all of the Company’s media and entertainment content across all platforms globally and has full accountability for the financial results of the media and entertainment businesses. Content in support of the distribution platforms is generally created by three production groups: Studios, General Entertainment and Sports.
As a result of the reorganization, the operations of the media and entertainment businesses are reported as one segment, DMED, with financial results reported across three significant lines of business/distribution platforms: Direct-to-Consumer, Linear Networks and Content Sales/Licensing.
Impact of COVID-19
During fiscal 2020 and continuing into fiscal 2021, the world has been, and continues to be, impacted by the novel coronavirus (COVID-19) pandemic. COVID-19 and measures to prevent its spread impacted our segments in a number of ways, most significantly at DPEP where our theme parks were closed or operating at significantly reduced capacity for a significant portion of the year, cruise ship sailings and guided tours were suspended since late in the second quarter and retail stores were closed for a significant portion of the year. We also had an adverse impact on our merchandise licensing business. At DMED, we have delayed, or in some cases, shortened or cancelled, theatrical releases, and stage play performances have been suspended since late in the second quarter. We also had adverse impacts on advertising sales. Since March 2020, we have experienced significant disruptions in the production and availability of content, including the shift of key live sports programming from our third quarter to the fourth quarter and into fiscal 2021 as well as the suspension of production of most film and television content since late in the second quarter, although most film and television production resumed in the fourth quarter.
The impact of these disruptions and the extent of their adverse impact on our financial and operating results will be dictated by the length of time that such disruptions continue, which will, in turn, depend on the currently unknowable duration and severity of the impacts of COVID-19, and among other things, the impact of governmental actions imposed in response to COVID-19 and individuals’ and companies’ risk tolerance regarding health matters going forward. As some of our businesses have reopened, we have incurred additional costs to address government regulations and the safety of our employees, talent and guests.
In fiscal 2020, the Company recorded goodwill and intangible asset impairments totaling $5.0 billion, in part due to the negative impact COVID-19 has had on the International Channels business (see Note 19).
Acquisition of TFCF
On March 20, 2019, the Company acquired Twenty-First Century Fox, Inc., a diversified global media and entertainment company, which was subsequently renamed TFCF Corporation (TFCF). Prior to the acquisition, TFCF and a newly-formed subsidiary of TFCF (New Fox) entered into a separation agreement, pursuant to which TFCF transferred to New Fox a portfolio of TFCF’s news, sports and broadcast businesses and certain other assets. TFCF retained all of the assets and liabilities not transferred to New Fox, the most significant of which were the Twentieth Century Fox film and television studios, certain cable networks (primarily FX and National Geographic), TFCF’s international television businesses (including Star) and TFCF’s 30% interest in Hulu LLC (Hulu). Under the terms of the agreement governing the acquisition, the Company will generally phase-out Fox brands by 2024, but has perpetual rights to certain Fox brands, including Twentieth Century Fox and Fox Searchlight, although these have been rebranded to Twentieth Century Studios and Searchlight Pictures, respectively.
As a result of the acquisition, the Company’s ownership in Hulu LLC (Hulu) increased from 30% to 60% (67% as of October 3, 2020 and September 28, 2019). The acquired TFCF operations and Hulu have been consolidated since the acquisition.
In order to obtain regulatory approval for the acquisition, the Company agreed to sell TFCF’s domestic regional sports networks (RSNs) (sold in August 2019 for approximately $11 billion) and sports media operations in Brazil and Mexico. In addition, the Company agreed to divest its interest in certain European cable channels that were controlled by A+E Television Networks (A+E) (sold in April 2019 for an amount that was not material). In the third quarter of fiscal 2020, the Company received regulatory approval to retain the sports media operation in Brazil. The RSNs and sports media operation in Mexico, along with certain other businesses to be divested, are presented as discontinued operations in the Consolidated Statements of Operations. At October 3, 2020 and September 28, 2019, the assets and liabilities of the businesses held for sale are not material and are included in other assets and other liabilities in the Consolidated Balance Sheets. The sports media operation in Brazil was previously presented as discontinued operations, with its assets and liabilities considered held for sale, but is now reported as continuing operations in the current and prior periods. The impact on the previously reported Consolidated Statements of Operations, Consolidated Balance Sheets and Consolidated Statements of Cash Flows was not material.
See Note 4 for additional information on these transactions.
DESCRIPTION OF THE BUSINESS
Disney Media and Entertainment Distribution
•Significant operations:
◦Linear Networks
▪Domestic Channels: ABC Television Network and eight owned ABC television stations (Broadcasting), and Disney, ESPN (80% interest), Freeform, FX and National Geographic (73% interest) branded domestic television networks (Cable)
▪International Channels: Disney, ESPN (80% interest), Fox, National Geographic (73% interest) and Star branded television networks outside the U.S.
▪A 50% equity investment in A+E Television Networks (A+E), which operates a variety of cable channels including A&E, HISTORY and Lifetime
◦Direct-to-Consumer
▪Disney+, Disney+Hotstar, ESPN+ (80% interest), Hulu and Star+ direct-to-consumer (DTC) services
◦Content Sales/Licensing
▪Sale of film and television content to third-party TV/SVOD services
▪Theatrical distribution
▪Home entertainment distribution (DVD, Blu-ray and electronic home video licenses)
•Music distribution
•Staging and licensing of live entertainment events on Broadway and around the world (Stage Plays)
•DMED also includes the following activities that are reported with Content Sales/Licensing:
◦Post-production services through Industrial Light & Magic and Skywalker Sound
◦A 30% ownership interest in Tata Sky Limited, which operates a direct-to-home satellite distribution platform in India
•Significant revenues:
◦Affiliate fees - Fees charged by our linear networks to multi-channel video programming distributors (i.e. cable, satellite, telecommunications and digital over-the-top (e.g. Hulu, YouTube TV) service providers) (MVPDs) and to television stations affiliated with the ABC Network for the right to deliver our programming to their customers
◦Advertising - Sales of advertising time/space at Linear Networks and DTC services
◦Subscription fees - Fees charged to customers/subscribers for our DTC services
◦TV/SVOD distribution - Licensing fees and other revenue for the right to use our film and television productions and revenue from fees charged to customers to view our sports programming (“pay-per-view”) and Premier Access content
◦Theatrical distribution - Rentals from licensing our film productions to theaters
◦Home entertainment - Sale of our film and television content to retailers and distributors in home video formats
◦Other content sales/licensing revenue - Revenues from licensing our music, ticket sales from stage play performances and fees from licensing our intellectual properties for use in stage plays
◦Other revenue - Fees from sub-licensing of sports programming rights and post-production services
•Significant expenses:
◦Operating expenses consist primarily of programming and production costs, technical support costs, operating labor, distribution costs and costs of sales. Programming and production costs include amortization of acquired licensed programming rights (including sports rights), amortization of capitalized production costs (including participations and residuals) and production costs related to live programming such as news and sports. Programming and production costs are largely incurred across three content creation groups, as follows:
▪Studios - Primarily capitalized production costs related to films produced under the Walt Disney Pictures, Twentieth Century Studios, Marvel, Lucasfilm, Pixar and Searchlight Pictures banners
▪General Entertainment - Primarily acquisition of rights to and internal production of episodic television programs and news content. Internal content is generally produced by the following television studios: ABC Signature; 20th Television; Disney Television Animation, FX Productions and various studios for which we commission productions for our branded channels and DTC services
▪Sports - Primarily acquisition of professional and college sports programming rights and related production costs
◦Selling, general and administrative costs
◦Depreciation and amortization
Disney Parks, Experiences and Products
Significant operations:
•Parks & Experiences:
◦Theme parks and resorts, which include: Walt Disney World Resort in Florida; Disneyland Resort in California; Disneyland Paris; Hong Kong Disneyland Resort (48% ownership interest); Shanghai Disney Resort (43% ownership interest), all of which are consolidated in our results. Additionally, the Company licenses our intellectual property to a third party to operate Tokyo Disney Resort
◦Disney Cruise Line, Disney Vacation Club, National Geographic Expeditions (73% ownership interest), Adventures by Disney and Aulani, a Disney Resort & Spa in Hawaii
•Consumer Products:
◦Licensing of our trade names, characters, visual, literary and other intellectual properties to various manufacturers, game developers, publishers and retailers throughout the world, for use on merchandise, published materials and games
◦Sale of branded merchandise through retail, online and wholesale businesses, and development and publishing of books, comic books and magazines (except National Geographic, which is reported in DMED)
Significant revenues:
•Theme park admissions - Sales of tickets for admission to our theme parks
•Parks & Experiences merchandise, food and beverage - Sales of merchandise, food and beverages at our theme parks and resorts and cruise ships
•Resorts and vacations - Sales of room nights at hotels, sales of cruise and other vacations and sales and rentals of vacation club properties
•Merchandise licensing and retail:
◦Merchandise licensing - Royalties from licensing our intellectual properties for use on consumer goods
◦Retail - Sales of merchandise at The Disney Stores and through branded internet shopping sites as well as to wholesalers (including books, comic books and magazines)
•Parks licensing and other - Revenues from sponsorships and co-branding opportunities and real estate rent and sales. In addition, we earn royalties on Tokyo Disney Resort revenues
Significant expenses:
•Operating expenses consisting primarily of operating labor, costs of goods sold, infrastructure costs, supplies, commissions and entertainment offerings. Infrastructure costs include information systems expense, repairs and maintenance, property taxes, utilities and fuel, retail occupancy costs, insurance and transportation
•Selling, general and administrative costs
•Depreciation and amortization
SEGMENT INFORMATION
Segment operating results reflect earnings before corporate and unallocated shared expenses, restructuring and impairment charges, net other income, net interest expense, income taxes and noncontrolling interests. Segment operating income includes equity in the income of investees and excludes impairments of certain equity investments and acquisition accounting amortization for TFCF and Hulu assets (i.e. intangible assets and the fair value step-up for film and television costs) recognized in connection with the TFCF acquisition (TFCF and Hulu acquisition amortization). Corporate and unallocated shared expenses principally consist of corporate functions, executive management and certain unallocated administrative support functions.
Segment operating results include allocations of certain costs, including information technology, pension, legal and other shared services costs, which are allocated based on metrics designed to correlate with consumption.
The following tables provide select segment and regional financial information:

	2020	2019	2018
Revenues
Disney Media and Entertainment Distribution	$48,350	$42,821	$34,177
Disney Parks, Experiences and Products	17,038	26,786	25,257
Total consolidated revenues	$65,388	$69,607	$59,434
Segment operating income
Disney Media and Entertainment Distribution	$7,653	$7,528	$9,038
Disney Parks, Experiences and Products	455	7,319	6,651
Total segment operating income(1)	$8,108	$14,847	$15,689
Reconciliation of segment operating income to income (loss) from continuing operations before income taxes
Segment operating income	$8,108	$14,847	$15,689
Corporate and unallocated shared expenses	(817)	(987)	(744)
Restructuring and impairment charges	(5,735)	(1,183)	(33)
Other income, net	1,038	4,357	601
Interest expense, net	(1,491)	(978)	(574)
TFCF and Hulu acquisition amortization(2)	(2,846)	(1,595)	—
Impairment of equity investments(3)	—	(538)	(210)
Income (loss) from continuing operations before income taxes	$(1,743)	$13,923	$14,729
Capital expenditures
Disney Media and Entertainment Distribution	$783	$520	$406
Disney Parks, Experiences and Products
Domestic	2,145	3,294	3,223
International	759	852	677
Corporate	335	210	159
Total capital expenditures	$4,022	$4,876	$4,465
Depreciation expense
Disney Media and Entertainment Distribution	$638	$479	$360
Disney Parks, Experiences and Products
Domestic	1,634	1,474	1,449
International	694	724	768
Depreciation expense included in segment operating income	2,328	2,198	2,217
Corporate	174	167	181
Total depreciation expense	$3,140	$2,844	$2,758
Amortization of intangible assets
Disney Media and Entertainment Distribution	$175	$172	$143
Disney Parks, Experiences and Products	109	108	110
Amortization of intangible assets included in segment operating income	284	280	253
TFCF and Hulu	1,921	1,043	—
Total amortization of intangible assets	$2,205	$1,323	$253

	October 3, 2020	September 28, 2019
Identifiable assets(4)
Disney Media and Entertainment Distribution	$139,538	$145,981
Disney Parks, Experiences and Products	42,320	41,978
Corporate(5)	19,691	6,025
Total consolidated assets	$201,549	193,984

	2020	2019	2018
Revenues
Americas	$51,992	$53,805	$46,877
Europe	7,333	8,006	7,026
Asia Pacific	6,063	7,796	5,531
	$65,388	$69,607	$59,434
Segment operating income
Americas	$5,819	$10,247	$11,898
Europe	1,273	2,433	1,922
Asia Pacific	1,016	2,167	1,869
	$8,108	$14,847	$15,689

	October 3, 2020	September 28, 2019
Long-lived assets(6)
Americas	$141,674	$138,674
Europe	7,672	10,793
Asia Pacific	12,235	12,703
	$161,581	$162,170
(1)Equity in the income (loss) of investees is as follows:

	2020	2019	2018
Disney Media and Entertainment Distribution	$696	$463	$131
Disney Parks, Experiences and Products	(19)	(13)	(23)
Equity in the income of investees included in segment operating income	677	450	108
Impairment of equity investments	—	(538)	(210)
TFCF acquisition amortization related to equity investees	(26)	(15)	—
Equity in the income (loss) of investees	$651	$(103)	$(102)
(2)For fiscal 2020, amortization of intangible assets, fair value step-up on film and television costs and intangibles related to TFCF equity investees were $1,921 million, $899 million and $26 million respectively. For fiscal 2019, amortization of intangible assets, fair value step-up on film and television costs and intangibles related to TFCF equity investees were $1,043 million, $537 million and $15 million, respectively.
(3)Impairment of equity investments for fiscal 2019 primarily reflects the impairments of Vice Group Holding Inc. and of an investment in a cable channel at A+E Television Networks ($353 million and $170 million, respectively). Impairment of equity investments for fiscal 2018 reflects impairments of Vice Group Holding Inc. and Villages Nature ($157 million and $53 million, respectively).
(4)Equity method investments included in identifiable assets by segment are as follows:

	October 3, 2020	September 28, 2019
Disney Media and Entertainment Distribution	$2,574	$2,847
Disney Parks, Experiences and Products	3	3
Corporate	55	72
	$2,632	$2,922
Intangible assets included in identifiable assets by segment are as follows:

	October 3, 2020	September 28, 2019
Disney Media and Entertainment Distribution	$16,087	$19,963
Disney Parks, Experiences and Products	3,066	3,177
Corporate	20	75
	$19,173	$23,215
(5)Primarily fixed assets and cash and cash equivalents.
(6)Long-lived assets are total assets less: current assets, long-term receivables, deferred taxes, financial investments and the fair value of derivative instruments.